Share based compensation - Description (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr) shares	Dec. 31, 2016 CHF (SFr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expense recognized for equity-settled share-based payment transactions | SFr	SFr 42,757	SFr 354,851	SFr 290,783
Share based payments costs | SFr	SFr 27,730	SFr 354,851	SFr 290,783
Number of share options granted (in shares) | shares	911,983
Stock Option Plan C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Stock Option Plan B
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares			0
Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares) | shares	911,983	1,918,100
Period preceding the date of grant for the Board of Directors to define the exercise price	30 days
Options | Stock Option Plan A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Options | Stock Option Plan C
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Intangible assets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments costs | SFr	SFr 15,027